RECAPITALIZATION (Tables) - Parent Company [Member]	6 Months Ended
Jun. 30, 2025
SCHEDULE OF RECONCILES THE ELEMENTS OF THE BUSINESS COMBINATION
Cash-trust and cash, net of redemptions	$811,370
Less: transaction costs, paid	(545,543)
Net proceeds from the Business Combination	265,827

Less: accounts payable, accrued liabilities and other current liabilities combined	(1,577,057)
Less: Promissory note fee – related party combined	(1,000,000)
Less: Subscription agreement loans combined	(1,828,098)
Less: Loan and transfer note payable combined	(499,214)
Less: Forward purchase agreement liability combined	(49,034)

Add: other, net	85,000
Reverse recapitalization, net	$(4,602,576)

SCHEDULE OF CONSUMMATION OF THE BUSINESS COMBINATION
PowerUp Class A common stock, outstanding prior to the Business Combination	7,765,144
Less: Redemption of PowerUp Class A common stock	(507,631)
Class A common stock of PowerUp	7,257,513
PowerUp Class B common stock, outstanding prior to the Business Combination	-
Business Combination Class A common stock	7,257,513
Issuance of shares related working capital agreements	3,749,984
Aspire Biopharma, Inc Shares	35,000,000
Class A and B Common Stock immediately after the Business Combination	46,007,497

SCHEDULE OF NUMBER OF SHARES CONVERSION RATIO

The number of Aspire Biopharma, Inc shares was determined as follows:

	Aspire Biopharma, In Shares	Aspire’s Shares after conversion ratio
Class A Common Stock issued to existing Aspire Biopharma, Inc Shareholders	531,822,059	33,337,500
Class A Common Stock obligation shares issued	-	1,662,500
	531,822,059	35,000,000

SCHEDULE OF NOTE ISSUANCE

The following table reflects the outstanding balances of each note issuance at June 30, 2025 and December 31, 2024.

Issuance date	June 30, 2025	December 31, 2024
September 27, 2024	898,319	920,240
October 2, 2024	65,625	65,513
December 30, 2024	39,266	38,569
December 31, 2024	269,680	242,510
January 22, 2025	29,545	-
February 13, 2025	28,921	-
Total	1,331,356	1,266,832